Provisions for expected credit losses/impairment charges - Reconciliation of impairment charges (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018
Provisions for expected credit losses
Net changes in provisions	$ 404
Recoveries	(71)
ECL charges	333
Impairment charges	333	$ 317	$ 393
Adjustments for impairment loss (reversal of impairment loss) recognised in profit or loss, loans and advances	404	396	493
Debt securities | Amortised cost
Provisions for expected credit losses
ECL charges	1
Loans and credit commitments
Provisions for expected credit losses
ECL charges	$ 332
Write-backs		(83)	(67)
Recoveries		(79)	(100)
Impairment charges		317	393
Loans and credit commitments | Individually assessed
Provisions for expected credit losses
Provisions raised		198	173
Loans and credit commitments | Collectively assessed
Provisions for expected credit losses
Provisions raised		$ 281	$ 387